Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred income tax asset, net	$ 106,170	$ 164,351
Deferred income tax liability, net	(32,421)	(46,742)
Deferred tax liability (asset)	$ 73,749	$ 117,609	$ 35,531